Revenue - Schedule of Company Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company Revenue [Line Items]
Total revenues, Amount	$ 647	$ 522	$ 82
Total revenues, Percentage	100.00%	100.00%	100.00%
North America [Member]
Schedule of Company Revenue [Line Items]
Total revenues, Amount	$ 385	$ 277	$ 60
Total revenues, Percentage	59.00%	53.00%	73.00%
Asia [Member]
Schedule of Company Revenue [Line Items]
Total revenues, Amount	$ 118	$ 87	$ 5
Total revenues, Percentage	18.00%	17.00%	6.00%
EMEA (Including Israel) [Member]
Schedule of Company Revenue [Line Items]
Total revenues, Amount	$ 144	$ 158	$ 17
Total revenues, Percentage	23.00%	30.00%	21.00%